Investments in associates and joint venture - Statements of profit or loss of Tinka under IFRS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in associates [Line Items]
Sales of goods	$ 863,470	$ 637,619	$ 821,930
Net loss	(262,804)	(150,339)	(28,459)
Share in results	240,450	62,702	$ 89,290
Tinka Resources Ltd [Member]
Disclosure of Investments in associates [Line Items]
Net loss	(1,109)	(2,311)
Adjustments to conform to the accounting policies	(4,583)	(2,189)
Net income, adjusted	(5,692)	(4,500)
Share in results	(1,098)	(868)
Total market capitalization of shares	$ 11,000	$ 11,900
Market capitalization value by each share	$ 0.16	$ 0.18